Cover	Sep. 09, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 09, 2019
Entity Registrant Name	CAPITAL ONE FINANCIAL CORP
Entity Central Index Key	0000927628
Entity File Number	001-13300
Entity Tax Identification Number	54-1719854
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1680 Capital One Drive,
Entity Address, City or Town	McLean,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	720-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock (par value $.01 per share)
Entity Information [Line Items]
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	COF
Security Exchange Name	NYSE
Depositary Shares, a 1/40th Int in a Share of Fixed Rate Non-Cum Perpetual Pref Stock, Series B
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares of Series B Fixed Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	COF PRP
Security Exchange Name	NYSE
Depositary Shares, a 1/40th Int in a Share of Fixed Rate Non-Cum Perpetual Pref Stock, Series C
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares of Series C Fixed Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	COF PRC
Security Exchange Name	NYSE
Depositary Shares, a 1/40th Int in a Share of Fixed Rate Non-Cum Perpetual Pref Stock, Series D
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares of Series D Fixed Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	COF PRD
Security Exchange Name	NYSE
Depositary Shares, a 1/40th Int in a Share of Fixed Rate Non-Cum Perpetual Pref Stock, Series F
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	COF PRF
Security Exchange Name	NYSE
Depositary Shares, a 1/40th Int in a Share of Fixed Rate Non-Cum Perpetual Pref Stock, Series G
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares of Series G Fixed Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	COF PRG
Security Exchange Name	NYSE
Depositary Shares, a 1/40th Int in a Share of Fixed Rate Non-Cum Perpetual Pref Stock, Series H
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares of Series H Fixed Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	COF PRH
Security Exchange Name	NYSE
0.800% Senior Notes Due 2024
Entity Information [Line Items]
Title of 12(b) Security	0.800% Senior Notes Due 2024
Trading Symbol	COF24
Security Exchange Name	NYSE
1.650% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.650% Senior Notes Due 2029
Trading Symbol	COF29
Security Exchange Name	NYSE